UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10389

Investment Company Act File Number

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Australia — 7.6%
AGL Energy, Ltd.	26,890	$327,204
Amcor, Ltd.	14,610	153,516
ARB Corp., Ltd.	2,741	28,426
Ardent Leisure Group	12,742	22,495
Aristocrat Leisure, Ltd.	11,229	70,240
Asciano, Ltd.	20,332	120,695
BHP Billiton, Ltd.	14,667	283,182
Boral, Ltd.	5,759	27,897
Brambles, Ltd.	20,697	164,176
carsales.com, Ltd.	6,799	53,820
Coca-Cola Amatil, Ltd.	13,087	88,597
Commonwealth Bank of Australia	6,814	435,103
Computershare, Ltd.	15,937	143,754
CSL, Ltd.	4,405	318,227
Domino’s Pizza Enterprises, Ltd.	1,212	35,746
Drillsearch Energy, Ltd.(1)	20,746	13,380
DUET Group	57,401	92,233
DuluxGroup, Ltd.	5,657	25,099
Echo Entertainment Group, Ltd.	17,795	65,155
GPT Group (The)	11,738	39,456
GUD Holdings, Ltd.	6,188	42,252
GWA Group, Ltd.	11,241	19,914
Harvey Norman Holdings, Ltd.	10,834	35,239
Incitec Pivot, Ltd.	11,120	29,380
Invocare, Ltd.	3,580	35,311
IRESS, Ltd.	4,049	30,722
JB Hi-Fi, Ltd.	3,121	43,978
Macquarie Atlas Roads Group	10,339	25,798
McMillan Shakespeare, Ltd.	3,315	34,472
Mirvac Group	18,336	25,261
Myer Holdings, Ltd.	19,418	17,808
National Australia Bank, Ltd.	4,515	114,586
Navitas, Ltd.	9,965	30,007
Newcrest Mining, Ltd.(1)	3,087	25,535
Oil Search, Ltd.	22,478	122,286
Origin Energy, Ltd.	20,678	171,102
Orora, Ltd.	57,701	98,163
Premier Investments, Ltd.	3,446	33,548
Ramsay Health Care, Ltd.	3,178	155,013
Recall Holdings, Ltd.	7,050	36,968
Retail Food Group, Ltd.	8,090	31,500
SAI Global, Ltd.	7,632	24,993
Scentre Group	4,083	11,791
Skilled Group, Ltd.	12,305	13,840
SMS Management & Technology, Ltd.	8,747	22,812
South32, Ltd.(1)	14,667	19,137
Southern Cross Media Group, Ltd.	25,786	18,162
Spark Infrastructure Group	56,969	80,448
Suncorp Group, Ltd.	2,484	25,858
Super Retail Group, Ltd.	4,935	33,214
Tabcorp Holdings, Ltd.	17,246	60,934
Tatts Group, Ltd.	19,917	57,841

Security	Shares	Value
Telstra Corp., Ltd.	140,712	$666,283
Tox Free Solutions, Ltd.	9,194	19,452
Transpacific Industries Group, Ltd.	36,318	18,786
Transurban Group	27,194	197,929
Treasury Wine Estates, Ltd.	11,839	49,748
Village Roadshow, Ltd.	4,552	21,334
Westfield Corp.	3,277	23,967
Westpac Banking Corp.	8,556	217,547
Whitehaven Coal, Ltd.(1)	23,116	20,181
Woodside Petroleum, Ltd.	12,096	314,515
Woolworths, Ltd.	23,156	483,097
WorleyParsons, Ltd.	4,274	28,667

		$6,097,780

Austria — 1.0%
ams AG	2,962	$128,442
Andritz AG	1,693	94,424
CA Immobilien Anlagen AG	1,563	28,109
Conwert Immobilien Invest SE(1)	2,110	25,618
EVN AG	2,151	24,262
Immofinanz AG(1)	21,576	52,994
Lenzing AG	490	35,713
OMV AG	5,438	144,517
RHI AG	859	21,312
Schoeller-Bleckmann Oilfield Equipment AG	231	13,065
Verbund AG	6,332	98,061
Voestalpine AG	2,931	125,672

		$792,189

Belgium — 1.9%
Ageas	1,164	$47,925
Anheuser-Busch InBev NV	1,886	225,342
Colruyt SA	978	47,482
Econocom Group SA/NV	2,876	26,592
Euronav SA	2,460	37,578
EVS Broadcast Equipment SA	652	18,397
Fagron	518	24,329
Groupe Bruxelles Lambert SA	2,220	183,202
Proximus	6,750	254,450
Solvay SA	1,330	177,931
Telenet Group Holding NV(1)	3,141	177,282
UCB SA	2,340	181,062
Umicore SA	2,518	110,309

		$1,511,881

Denmark — 1.9%
A.P. Moller-Maersk A/S, Class A	39	$64,460
A.P. Moller-Maersk A/S, Class B	54	91,994
Carlsberg A/S, Class B	2,023	176,255
Coloplast A/S, Class B	673	48,562
Danske Bank A/S	5,821	181,991
DSV A/S	3,141	107,515
Novo Nordisk A/S, Class B	2,670	157,574
Novozymes A/S, Class B	4,937	258,064
Pandora A/S	1,680	189,174
SimCorp A/S	775	33,087
TDC A/S	20,226	152,580
Tryg A/S	3,287	66,158

		$1,527,414

Security	Shares	Value
Finland — 1.9%
Amer Sports Oyj	1,589	$46,346
Elisa Oyj	4,226	142,279
Fortum Oyj	9,596	168,494
Kesko Oyj, Class B	3,462	134,753
Kone Oyj, Class B	2,563	107,560
Neste Oyj	6,179	172,154
Nokia Oyj	25,041	177,323
Nokian Renkaat Oyj	3,048	91,599
Orion Oyj, Class B	3,365	140,481
Sampo Oyj, Class A	2,829	139,981
Sanoma Oyj	4,285	15,675
UPM-Kymmene Oyj	6,498	120,030
Valmet Oyj	3,262	38,606
Wartsila Oyj	800	36,771

		$1,532,052

France — 8.1%
Accor SA	611	$29,953
ADP	713	85,477
Air Liquide SA	5,090	662,795
Airbus Group SE	2,452	174,056
Alstom SA(1)	736	21,616
Alten SA	634	31,951
Atos	1,608	122,186
AXA SA	2,084	54,883
BNP Paribas SA	4,623	300,714
Bouygues SA	672	24,686
Cap Gemini SA	1,157	110,530
Christian Dior SE	293	60,606
CNP Assurances	2,759	46,370
Danone SA	4,879	331,002
Dassault Systemes SA	3,267	246,358
Edenred	900	22,433
Engie	28,577	548,035
Essilor International SA	894	114,503
Eutelsat Communications SA	985	30,019
Fonciere des Regions	297	25,646
Groupe Eurotunnel SE	2,197	31,564
Hermes International	129	50,166
Iliad SA	447	106,154
Imerys SA	879	66,224
Ingenico Group	1,185	155,216
Kering SA	430	82,808
Klepierre	713	32,440
L’Oreal SA	2,016	376,816
Lagardere SCA	1,361	40,703
Legrand SA	583	35,864
LVMH Moet Hennessy Louis Vuitton SE	1,100	205,765
Natixis SA	15,283	112,165
Neopost SA	811	32,578
Publicis Groupe SA	1,071	80,997
Remy Cointreau SA	348	24,734
Rubis SCA	423	30,403
Safran SA	1,926	145,819
Sanofi	6,017	648,579
Societe BIC SA	422	72,259
Sodexo SA	251	23,378
Sopra Steria Group	268	25,604
Suez Environnement Co. SA	5,207	99,798
Total SA	11,837	584,073

Security	Shares	Value
Unibail-Rodamco SE	378	$100,474
Vinci SA	2,225	142,596
Vivendi SA	5,190	136,377
Wendel SA	200	26,630

		$6,514,003

Germany — 7.6%
Adidas AG	1,444	$118,166
Allianz SE	1,913	313,373
alstria office REIT AG	2,172	30,000
Aurubis AG	569	34,039
BASF SE	4,409	381,002
Bayer AG	3,063	452,333
Bayerische Motoren Werke AG	1,473	147,706
Beiersdorf AG	2,677	228,721
Brenntag AG	492	27,360
Celesio AG	867	25,272
Continental AG	655	146,434
Deutsche Boerse AG	1,043	94,747
Deutsche EuroShop AG	620	27,710
Deutsche Post AG	5,695	172,133
Deutsche Telekom AG	33,899	612,977
Deutsche Wohnen AG	1,750	43,176
E.ON SE	35,060	463,012
Fraport AG	937	61,521
Fresenius Medical Care AG & Co. KGaA	705	57,685
Fresenius SE & Co. KGaA	1,677	116,042
Hannover Rueck SE	479	50,853
Henkel AG & Co. KGaA	2,916	294,096
K&S AG	864	35,450
KWS Saat SE	85	27,638
LANXESS AG	524	30,260
LEG Immobilien AG	453	32,966
Linde AG	1,079	203,644
Merck KGaA	412	41,927
MTU Aero Engines AG	316	29,103
Muenchener Rueckversicherungs-Gesellschaft AG	660	121,294
Porsche Automobil Holding SE, PFC Shares	819	61,729
RWE AG	8,003	166,675
SAP SE	8,656	621,874
Siemens AG	3,848	412,298
Software AG	800	23,936
Stada Arzneimittel AG	690	26,560
Suedzucker AG	3,391	55,929
TAG Immobilien AG	2,396	27,083
Telefonica Deutschland Holdings AG	3,587	22,247
Volkswagen AG	330	66,748
Volkswagen AG, PFC Shares	676	135,587
Wirecard AG	1,392	55,155

		$6,096,461

Hong Kong — 3.8%
APT Satellite Holdings, Ltd.	34,500	$32,150
ASM Pacific Technology, Ltd.	11,500	104,185
Bank of East Asia, Ltd. (The)	23,200	93,958
Bloomage BioTechnology Corp, Ltd.	10,000	18,073
Cathay Pacific Airways, Ltd.	31,000	73,271
Cheung Kong Infrastructure Holdings, Ltd.	21,000	182,203
Chow Sang Sang Holdings International, Ltd.	13,000	25,167
CLP Holdings, Ltd.	26,000	220,470
Dairy Farm International Holdings, Ltd.	6,300	52,067

Security	Shares	Value
Esprit Holdings, Ltd.	27,800	$26,678
Fosun International, Ltd.	70,500	148,523
Galaxy Entertainment Group, Ltd.	43,000	197,732
Hang Lung Group, Ltd.	6,000	27,121
Hang Lung Properties, Ltd.	16,000	45,900
Hang Seng Bank, Ltd.	2,500	51,282
HC International, Inc.(1)	12,000	7,837
HKT Trust and HKT, Ltd.	111,000	135,117
Hongkong Land Holdings, Ltd.	13,000	100,023
Hopewell Holdings, Ltd.	33,500	115,564
Hysan Development Co., Ltd.	7,000	30,098
Jardine Matheson Holdings, Ltd.	2,400	130,346
Jardine Strategic Holdings, Ltd.	3,000	90,119
Johnson Electric Holdings, Ltd.	7,875	26,680
Kerry Properties, Ltd.	10,000	37,330
Link REIT (The)	22,500	132,279
MTR Corp., Ltd.	17,500	77,910
NWS Holdings, Ltd.	17,000	25,421
PAX Global Technology, Ltd.(1)	21,000	33,637
PCCW, Ltd.	191,000	114,300
Power Assets Holdings, Ltd.	13,000	122,369
Sands China, Ltd.	33,200	146,521
Shangri-La Asia, Ltd.	22,000	28,332
Sino Land Co., Ltd.	22,000	34,193
Sun Hung Kai Properties, Ltd.	10,000	153,448
Swire Pacific, Ltd., Class A	4,000	51,279
Television Broadcasts, Ltd.	4,700	24,768
VTech Holdings, Ltd.	7,100	88,329
Yue Yuen Industrial Holdings, Ltd.	10,500	34,177

		$3,038,857

Ireland — 1.9%
Aer Lingus Group PLC	13,945	$38,309
CRH PLC	8,138	240,696
DCC PLC	1,972	155,836
FBD Holdings PLC	1,257	10,564
FleetMatics Group PLC(1)	4,706	225,276
Fly Leasing, Ltd. ADR	2,162	32,516
Glanbia PLC	4,590	95,713
ICON PLC(1)	3,112	251,450
Irish Continental Group PLC	7,510	36,063
Kerry Group PLC, Class A	1,947	147,953
Origin Enterprises PLC	2,844	23,857
Paddy Power PLC	3,115	278,131

		$1,536,364

Israel — 1.9%
Bank Hapoalim B.M.	15,152	$84,246
Bezeq Israeli Telecommunication Corp., Ltd.	124,134	228,933
Caesarstone Sdot-Yam, Ltd.	837	60,046
Check Point Software Technologies, Ltd.(1)	2,277	183,913
Delek Automotive Systems, Ltd.	2,964	33,001
Delek Group, Ltd.	170	50,204
Elbit Systems, Ltd.	1,673	138,126
Gazit-Globe, Ltd.	2,382	28,108
Israel Chemicals, Ltd.	19,219	133,001
Israel Corp., Ltd.	96	33,866
Israel Discount Bank, Ltd., Series A(1)	19,603	39,588
Kenon Holdings, Ltd.(1)	672	10,553
Mizrahi Tefahot Bank, Ltd.	3,293	42,249
Orbotech, Ltd.(1)	2,016	38,385

Security	Shares	Value
Osem Investment, Ltd.	2,955	$62,842
Paz Oil Co., Ltd.	464	74,817
Strauss Group, Ltd.(1)	1,802	28,400
Teva Pharmaceutical Industries, Ltd. ADR	3,286	226,800
Tower Semiconductor, Ltd.(1)	225	3,031

		$1,500,109

Italy — 4.0%
Assicurazioni Generali SpA	4,184	$82,455
Astaldi SpA	2,796	26,909
Atlantia SpA	9,981	266,534
Autogrill SpA(1)	4,452	40,199
Banca Popolare di Milano Scarl	33,412	36,140
Brembo SpA	781	35,210
Buzzi Unicem SpA	3,892	66,442
CIR SpA(1)	19,905	21,174
CNH Industrial NV	8,164	73,268
Davide Campari-Milano SpA	17,139	137,141
DiaSorin SpA	1,529	70,231
Enel Green Power SpA	15,744	32,705
Enel SpA	55,440	260,510
ENI SpA	26,390	461,841
Interpump Group SpA	2,136	36,288
Intesa Sanpaolo SpA	61,402	236,406
Italcementi SpA	2,564	28,342
Luxottica Group SpA	1,757	127,412
Mediobanca SpA	2,802	30,536
Pirelli & C. SpA	5,635	93,169
Prada SpA	6,900	31,758
Recordati SpA	4,182	104,156
Salvatore Ferragamo SpA	941	29,760
Snam SpA	16,776	82,552
Sorin SpA(1)	9,439	27,292
STMicroelectronics NV	20,785	162,692
Telecom Italia SpA(1)	214,684	284,479
Telecom Italia SpA, PFC Shares	185,297	192,351
Terna Rete Elettrica Nazionale SpA	12,961	60,448
Tod’s SpA	213	21,517
Unione di Banche Italiane ScpA	4,763	38,631
Yoox SpA(1)	851	28,758

		$3,227,306

Japan — 15.5%
Advantest Corp.	2,700	$23,598
Aeon Co., Ltd.	3,200	48,898
Aeon Mall Co., Ltd.	1,300	24,416
Air Water, Inc.	2,000	34,694
Ajinomoto Co., Inc.	4,000	91,990
Alfresa Holdings Corp.	1,600	26,796
ANA Holdings, Inc.	11,000	35,027
Anritsu Corp.	3,000	21,481
Asahi Glass Co., Ltd.	6,000	35,153
Asahi Group Holdings, Ltd.	2,800	93,839
Asahi Kasei Corp.	9,000	68,367
Bandai Namco Holdings, Inc.	1,300	28,816
Bank of Yokohama, Ltd. (The)	5,000	31,770
Bridgestone Corp.	1,900	71,620
Canon, Inc.	3,800	121,581
Central Japan Railway Co.	500	87,471
Century Tokyo Leasing Corp.	900	30,532

Security	Shares	Value
Chiba Bank, Ltd. (The)	4,000	$31,872
Chubu Electric Power Co., Inc.	13,900	235,792
Chugai Pharmaceutical Co., Ltd.	1,800	65,475
Citizen Holdings Co., Ltd.	7,100	47,367
Cosmo Oil Co., Ltd.(1)	38,000	61,539
Credit Saison Co., Ltd.	1,400	30,985
Daido Steel Co., Ltd.	7,000	26,548
Daikin Industries, Ltd.	1,100	71,090
Daishi Bank, Ltd. (The)	9,000	38,815
Daito Trust Construction Co., Ltd.	300	31,681
Daiwa House Industry Co., Ltd.	2,000	49,744
Denki Kagaku Kogyo K.K.	9,000	37,427
Dentsu, Inc.	900	50,932
Dowa Holdings Co., Ltd.	4,000	38,006
Dydo Drinco, Inc.	800	33,422
East Japan Railway Co.	1,100	108,512
Eisai Co., Ltd.	1,500	97,897
Electric Power Development Co., Ltd.	4,500	155,528
FamilyMart Co., Ltd.	800	38,662
Fancl Corp.	1,300	20,091
FANUC Corp.	500	83,393
Fuji Electric Co., Ltd.	8,000	33,074
Fuji Oil Co., Ltd.	1,200	20,107
FUJIFILM Holdings Corp.	2,000	79,317
Fujitsu, Ltd.	8,000	41,968
Fukuoka Financial Group, Inc.	7,000	35,975
Furukawa Electric Co., Ltd.	13,000	21,576
Gunma Bank, Ltd. (The)	5,000	37,157
Hachijuni Bank, Ltd. (The)	5,000	38,803
Hamamatsu Photonics K.K.	1,000	26,006
Hirose Electric Co., Ltd.	300	35,786
Hiroshima Bank, Ltd. (The)	6,000	35,162
Hisamitsu Pharmaceutical Co., Inc.	1,200	43,624
Hitachi Metals, Ltd.	3,000	44,601
Hokuhoku Financial Group, Inc.	15,000	35,414
Honda Motor Co., Ltd.	4,400	147,829
Hoya Corp.	2,000	84,577
Hulic Co., Ltd.	2,200	21,759
Ibiden Co., Ltd.	2,000	33,066
Idemitsu Kosan Co., Ltd.	4,100	75,362
Isetan Mitsukoshi Holdings, Ltd.	2,700	49,117
Ito En, Ltd.	1,400	32,543
ITOCHU Corp.	3,300	40,398
ITOCHU Techno-Solutions Corp.	1,600	37,357
Iyo Bank, Ltd. (The)	1,800	22,885
Japan Airlines Co., Ltd.	1,400	52,821
Japan Exchange Group, Inc.	1,000	34,808
Japan Real Estate Investment Corp.	6	26,908
Japan Retail Fund Investment Corp.	15	29,403
Japan Tobacco, Inc.	6,000	232,900
JX Holdings, Inc.	32,400	138,114
Kagome Co., Ltd.	1,800	29,648
Kajima Corp.	8,000	39,712
Kakaku.com, Inc.	2,000	31,790
Kaken Pharmaceutical Co., Ltd.	2,000	74,517
Kamigumi Co., Ltd.	3,000	28,217
Kansai Paint Co., Ltd.	3,000	48,832
KDDI Corp.	14,600	370,637
Keihan Electric Railway Co., Ltd.	8,000	52,249
Kewpie Corp.	2,100	47,482

Security	Shares	Value
Keyence Corp.	200	$100,747
Kikkoman Corp.	1,000	34,951
Kintetsu Group Holdings Co., Ltd.	8,000	28,498
Kobayashi Pharmaceutical Co., Ltd.	500	39,221
Koito Manufacturing Co., Ltd.	2,000	78,572
Konica Minolta, Inc.	4,500	56,084
Kose Corp.	400	38,865
Kuraray Co., Ltd.	2,500	29,472
Kyocera Corp.	1,700	87,532
KYORIN Holdings, Inc.	1,500	29,220
Kyowa Hakko Kirin Co., Ltd.	2,000	32,544
Kyushu Electric Power Co., Inc.(1)	11,500	162,960
Lawson, Inc.	500	37,191
Lion Corp.	5,000	42,990
M3, Inc.	3,600	84,832
Mandom Corp.	400	16,539
Marubeni Corp.	7,000	38,903
Maruichi Steel Tube, Ltd.	1,200	30,918
Matsumotokiyoshi Holdings Co., Ltd.	900	43,436
Megmilk Snow Brand Co., Ltd.	2,200	34,538
MEIJI Holdings Co., Ltd.	500	71,016
Miraca Holdings, Inc.	1,300	59,835
Mitsubishi Chemical Holdings Corp.	9,000	58,739
Mitsubishi Corp.	2,800	60,415
Mitsubishi Estate Co., Ltd.	3,000	66,623
Mitsubishi Gas Chemical Co., Inc.	6,000	33,284
Mitsubishi Motors Corp.	2,000	17,002
Mitsubishi Tanabe Pharma Corp.	3,200	53,279
Mitsubishi UFJ Financial Group, Inc.	24,600	179,016
Mitsui & Co., Ltd.	3,900	50,603
Mitsui Fudosan Co., Ltd.	2,000	56,891
Mizuho Financial Group, Inc.	56,100	122,327
Morinaga Milk Industry Co., Ltd.	7,000	28,621
Murata Manufacturing Co., Ltd.	700	103,707
NGK Spark Plug Co., Ltd.	2,400	63,532
NH Foods, Ltd.	2,000	48,611
Nidec Corp.	1,000	89,406
Nihon Kohden Corp.	1,400	31,056
Nihon Parkerizing Co., Ltd.	2,000	18,542
Nikon Corp.	1,800	21,410
Nintendo Co., Ltd.	500	87,820
Nippon Building Fund, Inc.	5	22,345
Nippon Electric Glass Co., Ltd.	10,000	48,523
Nippon Kayaku Co., Ltd.	2,000	20,260
Nippon Paint Holdings Co., Ltd.	2,000	57,324
Nippon Shinyaku Co., Ltd.	1,000	33,352
Nippon Shokubai Co., Ltd.	3,000	44,306
Nippon Soda Co., Ltd.	5,000	29,893
Nippon Telegraph & Telephone Corp.	12,800	492,963
Nissan Chemical Industries, Ltd.	2,000	43,860
Nissan Motor Co., Ltd.	10,300	98,000
Nisshin Seifun Group, Inc.	2,400	34,398
Nissin Foods Holdings Co., Ltd.	1,200	54,077
Nitori Holdings Co., Ltd.	1,000	89,650
Nitto Denko Corp.	1,000	75,683
NOF Corp.	4,000	33,123
Nomura Real Estate Holdings, Inc.	1,500	29,913
Nomura Research Institute, Ltd.	1,000	41,016
NTT Data Corp.	1,100	52,557
NTT DoCoMo, Inc.	20,000	422,307

Security	Shares	Value
Obayashi Corp.	4,000	$30,785
Okinawa Electric Power Co., Inc. (The)	1,300	32,483
Ono Pharmaceutical Co., Ltd.	1,100	132,526
Oracle Corp. Japan	1,000	42,085
Osaka Gas Co., Ltd.	51,000	203,926
Otsuka Corp.	900	47,237
Otsuka Holdings Co., Ltd.	3,800	136,439
Rakuten, Inc.	4,300	69,101
Resona Holdings, Inc.	7,700	42,333
Rinnai Corp.	600	42,414
San-Ai Oil Co., Ltd.	4,000	27,924
Santen Pharmaceutical Co., Ltd.	4,100	60,319
Sawai Pharmaceutical Co., Ltd.	400	24,484
SECOM Co., Ltd.	500	33,638
Sega Sammy Holdings, Inc.	1,400	17,467
Sekisui Chemical Co., Ltd.	3,000	33,285
Sekisui House, Ltd.	2,000	29,710
Seven Bank, Ltd.	7,400	35,244
Sharp Corp.(1)	11,000	14,555
Shimadzu Corp.	4,000	59,545
Shimano, Inc.	200	27,727
Shimizu Corp.	5,000	43,850
Shin-Etsu Chemical Co., Ltd.	1,700	101,660
Shionogi & Co., Ltd.	1,600	63,744
Shiseido Co., Ltd.	1,500	36,283
Showa Denko K.K.	22,000	27,120
Showa Shell Sekiyu K.K.	7,000	65,734
Sojitz Corp.	18,700	43,146
Sumitomo Corp.	4,900	55,626
Sumitomo Metal Mining Co., Ltd.	2,000	26,890
Sumitomo Mitsui Financial Group, Inc.	3,000	135,282
Taiheiyo Cement Corp.	15,000	49,455
Taisei Corp.	6,000	35,259
Taisho Pharmaceutical Holdings Co., Ltd.	700	46,970
Takeda Pharmaceutical Co., Ltd.	3,600	181,121
TDK Corp.	1,000	69,925
TEIJIN, Ltd.	12,000	43,796
Toagosei Co., Ltd.	3,500	27,186
Toho Gas Co., Ltd.	4,000	23,896
Tokai Carbon Co., Ltd.	9,000	26,172
Tokio Marine Holdings, Inc.	2,000	83,286
Tokyo Gas Co., Ltd.	46,000	248,360
Tokyo Tatemono Co., Ltd.	1,500	20,990
Tokyu Corp.	4,000	29,396
Tokyu Fudosan Holdings Corp.	4,000	30,179
TonenGeneral Sekiyu K.K.	8,000	79,987
Toppan Printing Co., Ltd.	4,000	34,760
Toray Industries, Inc.	9,000	71,616
Toshiba Corp.	18,000	55,017
Tosoh Corp.	7,000	36,492
Toyo Ink SC Holdings Co., Ltd.	7,000	27,870
Toyo Suisan Kaisha, Ltd.	1,000	37,787
Toyobo Co., Ltd.	18,000	26,844
Toyota Motor Corp.	5,100	339,608
Trend Micro, Inc.	1,000	36,602
Tsuruha Holdings, Inc.	400	35,116
Ube Industries, Ltd.	17,000	29,733
Unicharm Corp.	2,800	67,221
UNY Group Holdings Co., Ltd.	4,700	32,479
USS Co., Ltd.	4,300	75,507

Security	Shares	Value
Yahoo! Japan Corp.	11,200	$49,002
Yamato Holdings Co., Ltd.	2,000	44,326
Yamato Kogyo Co., Ltd.	1,000	23,476
Yamazaki Baking Co., Ltd.	2,000	31,862
Zeon Corp.	3,000	29,066
ZERIA Pharmaceutical Co., Ltd.	2,000	29,236

		$12,487,786

Netherlands — 3.9%
Aegon NV	9,795	$75,341
Aercap Holdings NV(1)	700	32,788
Akzo Nobel NV	3,185	227,903
AMG Advanced Metallurgical Group NV(1)	3,024	25,444
ASML Holding NV	3,712	368,993
Delta Lloyd NV	1,595	28,287
Fugro NV(1)	4,741	99,167
Gemalto NV	831	71,305
Heineken NV	1,062	83,515
ING Groep NV	22,110	376,028
Koninklijke Ahold NV	5,000	99,509
Koninklijke DSM NV	3,322	189,585
Koninklijke KPN NV	76,480	302,179
Koninklijke Philips NV	10,722	298,782
Koninklijke Vopak NV	2,055	107,356
OCI NV(1)	716	23,981
QIAGEN NV(1)	7,216	202,470
RELX NV	25,398	422,700
Unilever NV	1,457	65,271

		$3,100,604

New Zealand — 1.0%
Argosy Property, Ltd.	71,574	$52,679
Auckland International Airport, Ltd.	36,841	131,500
Contact Energy, Ltd.	23,324	76,192
Fisher & Paykel Healthcare Corp., Ltd.	10,114	50,039
Fletcher Building, Ltd.	17,648	92,219
Kiwi Property Group, Ltd.	88,630	80,669
Ryman Healthcare, Ltd.	7,558	41,893
Sky Network Television, Ltd.	19,058	76,973
Spark New Zealand, Ltd.	52,744	103,010
Trade Me, Ltd.	8,490	18,990
Xero, Ltd.(1)	5,362	62,652

		$786,816

Norway — 2.0%
Atea ASA	6,274	$54,178
Austevoll Seafood ASA	4,763	24,769
Borregaard ASA	4,154	26,320
DNB ASA	8,378	136,582
DNO ASA(1)	8,093	7,517
Gjensidige Forsikring ASA	1,701	27,334
Kongsberg Gruppen ASA	3,498	58,595
Leroy Seafood Group ASA	876	30,125
Nordic Semiconductor ASA(1)	6,600	42,165
Opera Software ASA	8,541	68,199
Orkla ASA	16,927	134,904
Prosafe SE	3,357	9,797
Salmar ASA	2,132	33,713
Schibsted ASA, Class A	3,350	117,050
Schibsted ASA, Class B(1)	3,350	109,501
SpareBank 1 SMN	3,485	26,980

Security	Shares	Value
SpareBank 1 SR-Bank ASA	3,147	$18,682
Statoil ASA	7,438	125,395
Stolt-Nielsen, Ltd.	2,728	44,073
Telenor ASA	10,369	227,765
Veidekke ASA	9,393	104,512
Yara International ASA	3,528	175,533

		$1,603,689

Portugal — 0.9%
Banco BPI SA(1)	11,996	$13,601
EDP-Energias de Portugal SA	53,769	198,878
Galp Energia SGPS SA, Class B	9,466	109,478
Jeronimo Martins SGPS SA	7,890	117,262
Mota-Engil SGPS SA	8,047	21,373
NOS SGPS SA	22,214	187,976
Pharol SGPS SA(1)	43,046	16,038
Portucel SA	19,411	73,891

		$738,497

Singapore — 1.9%
Ascendas Real Estate Investment Trust	23,500	$41,432
Biosensors International Group, Ltd.(1)	58,000	29,395
Boustead Projects, Ltd.(1)	6,000	3,779
Boustead Singapore, Ltd.	20,000	17,509
CapitaLand Mall Trust	33,000	48,108
City Developments, Ltd.	4,000	27,223
ComfortDelGro Corp., Ltd.	31,100	68,248
Ezion Holdings, Ltd.	61,200	38,479
Ezra Holdings, Ltd.(1)	36,400	3,570
First Resources, Ltd.	14,000	19,369
Flextronics International, Ltd.(1)	17,512	192,807
Genting Singapore PLC	74,000	47,419
Hutchison Port Holdings Trust	44,000	26,408
Mapletree Commercial Trust	29,000	28,863
Oversea-Chinese Banking Corp., Ltd.	10,400	77,990
Petra Foods, Ltd.	10,000	20,904
Raffles Medical Group, Ltd.	10,000	34,936
Sembcorp Industries, Ltd.	7,000	18,207
Singapore Press Holdings, Ltd.	41,000	124,914
Singapore Technologies Engineering, Ltd.	29,000	69,335
Singapore Telecommunications, Ltd.	78,300	233,853
United Engineers, Ltd.	16,000	29,018
United Overseas Bank, Ltd.	5,000	80,943
Venture Corp., Ltd.	7,000	40,054
Wilmar International, Ltd.	75,000	174,891

		$1,497,654

Spain — 3.8%
Abertis Infraestructuras SA	9,052	$148,226
Acerinox SA	8,757	106,794
Amadeus IT Holding SA, Class A	7,299	318,649
Banco de Sabadell SA	8,704	19,830
Banco Santander SA	33,878	234,257
Bankia SA	14,959	19,770
CaixaBank SA	24,878	111,022
Distribuidora Internacional de Alimentacion SA	18,053	112,986
Ebro Foods SA	1,302	25,969
Enagas SA	2,600	72,987
Ferrovial SA	6,364	154,769
Grifols SA, Class A	5,089	224,880
Grifols SA, Class B, PFC Shares	4,169	135,850

Security	Shares	Value
Iberdrola SA	26,621	$187,764
Industria de Diseno Textil SA	8,791	301,426
Red Electrica Corp. SA	1,282	102,367
Repsol SA	14,951	251,273
Telefonica SA	25,727	394,619
Viscofan SA	1,024	61,196
Zardoya Otis SA	6,587	72,313

		$3,056,947

Sweden — 4.0%
AAK AB	447	$30,278
Alfa Laval AB	1,149	21,132
Assa Abloy AB, Class B	2,883	58,539
Atlas Copco AB, Class A	1,766	48,298
Atlas Copco AB, Class B	1,117	27,467
BillerudKorsnas AB	8,829	135,628
Castellum AB	1,757	25,051
Elekta AB, Class B	23,297	154,553
Fabege AB	2,133	29,601
Hennes & Mauritz AB, Class B	10,751	427,753
Hexpol AB	9,658	103,600
Holmen AB, Class B	4,278	122,047
ICA Gruppen AB	890	32,480
Investment AB Kinnevik, Class B	1,448	46,300
Lundin Petroleum AB(1)	6,164	89,366
Meda AB, Class A	13,931	227,015
Skanska AB, Class B	7,392	155,670
SKF AB, Class B	2,244	43,891
Svenska Cellulosa AB SCA, Class B	8,341	237,339
Svenska Handelsbanken AB, Class A	5,337	81,679
Swedbank AB, Class A	7,142	167,295
Swedish Match AB	3,504	107,327
Telefonaktiebolaget LM Ericsson, Class B	36,080	385,769
TeliaSonera AB	70,715	429,751
Wihlborgs Fastigheter AB	1,547	26,670

		$3,214,499

Switzerland — 7.7%
ABB, Ltd.	20,275	$412,394
Allreal Holding AG	214	30,586
Alpiq Holding, Ltd.	241	20,336
Ascom Holding AG	1,636	29,659
Autoneum Holding AG	142	29,296
Baloise Holding AG	886	112,884
Bucher Industries AG	89	21,697
Burckhardt Compression Holdings AG	55	20,774
Compagnie Financiere Richemont SA, Class A	7,922	683,775
DKSH Holding AG	352	26,408
Dufry AG(1)	429	59,491
EFG International AG	2,438	28,392
Ems-Chemie Holding AG	96	46,759
Forbo Holding AG	29	35,319
Gategroup Holding AG	975	36,025
Geberit AG	325	112,419
Givaudan SA	148	275,302
Inficon Holding AG	86	25,537
Julius Baer Group, Ltd.	2,361	130,610
Kaba Holding AG	61	39,028
Komax Holding AG	194	33,771
Kuehne & Nagel International AG	231	31,889
Kuoni Reisen Holding AG	68	18,899

Security	Shares	Value
Logitech International SA	3,205	$46,108
Mobimo Holding AG	139	29,562
Nestle SA	12,024	909,617
Novartis AG	7,182	745,234
Pargesa Holding SA	333	22,369
Partners Group Holding AG	109	36,447
PSP Swiss Property AG	420	37,729
Schindler Holding AG	897	145,758
Schmolz & Bickenbach AG(1)	21,068	17,634
SGS SA	46	87,748
Sika AG	16	58,006
Swatch Group, Ltd. (The)	458	37,538
Swatch Group, Ltd. (The), Bearer Shares	442	190,355
Swiss Life Holding AG	399	94,143
Swiss Prime Site AG	678	54,012
Swiss Re AG	2,119	190,619
Swisscom AG	516	300,109
Syngenta AG	1,392	573,463
U-Blox AG	336	70,726
Valiant Holding AG	270	26,802
Valora Holding AG	105	20,411
Zehnder Group AG	691	26,043
Zurich Insurance Group AG	620	188,796

		$6,170,479

United Kingdom — 16.5%
3i Group PLC	4,682	$40,388
Aggreko PLC	1,997	37,406
Anglo American PLC	11,476	144,701
Anite PLC	21,623	42,465
AstraZeneca PLC	8,384	565,992
Aveva Group PLC	2,620	90,109
Aviva PLC	13,711	111,487
Babcock International Group PLC	3,446	53,313
BAE Systems PLC	15,161	113,513
Berendsen PLC	1,721	27,489
Berkeley Group Holdings PLC	1,125	59,080
BHP Billiton PLC	17,071	313,554
BP PLC	80,176	493,863
British American Tobacco PLC	7,891	468,536
British Land Co. PLC (The)	2,591	33,980
Bunzl PLC	2,862	81,922
Burberry Group PLC	1,881	47,206
Capita PLC	6,883	140,117
Carillion PLC	4,756	25,671
Carnival PLC	1,660	92,010
Cineworld Group PLC	5,166	41,250
Close Brothers Group PLC	1,265	28,666
Cobham PLC	11,321	46,126
Compass Group PLC	7,415	118,608
Crest Nicholson Holdings PLC	4,968	42,302
Croda International PLC	1,406	66,671
CSR PLC	5,167	72,441
Daily Mail & General Trust PLC, Class A	2,268	28,402
Diageo PLC	9,957	279,122
Drax Group PLC	9,268	43,140
Elementis PLC	6,330	25,331
Essentra PLC	2,162	30,778
Experian PLC	8,507	159,495
FirstGroup PLC(1)	13,353	24,022
Fresnillo PLC	2,137	21,555

Security	Shares	Value
G4s PLC	13,501	$57,883
Galliford Try PLC	1,478	40,922
GlaxoSmithKline PLC	37,061	805,519
Glencore PLC	76,649	248,351
Grainger PLC	8,181	30,473
Greene King PLC	2,038	27,478
Halma PLC	10,346	122,168
Hammerson PLC	3,110	31,926
Hargreaves Lansdown PLC	1,490	27,816
Howden Joinery Group PLC	5,263	40,670
HSBC Holdings PLC	38,852	350,929
ICAP PLC	4,277	34,405
Imperial Tobacco Group PLC	4,546	238,558
Indivior PLC(1)	3,354	13,825
Inmarsat PLC	7,837	108,525
Innovation Group PLC	55,577	27,946
InterContinental Hotels Group PLC	1,773	74,470
International Game Technology PLC(1)	1,016	20,117
Intertek Group PLC	1,447	55,298
Intu Properties PLC	6,028	31,003
J Sainsbury PLC	7,562	31,237
Johnson Matthey PLC	1,714	77,905
Kcom Group PLC	18,722	27,620
Keller Group PLC	1,779	29,347
Kingfisher PLC	14,750	83,086
Laird PLC	12,084	74,300
Land Securities Group PLC	1,680	34,024
Legal & General Group PLC	20,937	85,155
Lloyds Banking Group PLC	146,597	190,900
LondonMetric Property PLC	12,704	32,095
Lonmin PLC(1)	7,056	5,736
Marks & Spencer Group PLC	9,753	82,782
Marston’s PLC	12,099	29,465
Meggitt PLC	6,752	48,927
Micro Focus International PLC	5,675	123,778
Mitchells & Butlers PLC(1)	4,075	24,036
Mitie Group PLC	5,571	27,987
Mondi PLC	3,349	80,393
Moneysupermarket.com Group PLC	16,319	74,625
National Grid PLC	65,288	868,901
NCC Group PLC	9,827	36,079
Next PLC	859	107,160
Oxford Instruments PLC	2,226	31,758
Pace PLC	8,608	48,781
Paragon Group of Cos. PLC (The)	4,937	31,525
Pearson PLC	3,435	64,462
Phoenix Group Holdings	2,631	34,985
Playtech PLC	4,633	65,500
Premier Farnell PLC	16,026	33,943
Provident Financial PLC	887	41,082
PZ Cussons PLC	5,045	27,279
QinetiQ Group PLC	8,311	30,736
Randgold Resources, Ltd.	1,173	70,762
Reckitt Benckiser Group PLC	3,354	321,643
RELX PLC	7,665	133,669
Renishaw PLC	1,543	50,312
Rentokil Initial PLC	15,781	36,233
Rexam PLC	7,065	61,322
Rightmove PLC	906	51,479
Rolls-Royce Holdings PLC	11,980	148,261

Security	Shares	Value
Rotork PLC	7,570	$25,271
Royal Dutch Shell PLC, Class A	27,462	787,154
RSA Insurance Group PLC	3,640	29,194
Sage Group PLC (The)	25,895	210,452
SDL PLC	5,875	36,762
Segro PLC	5,128	35,904
Shaftesbury PLC	2,677	39,043
Sky PLC	3,598	63,963
Smiths Group PLC	1,428	25,129
Spirent Communications PLC	26,820	39,118
SSE PLC	17,329	409,869
Standard Chartered PLC	1,664	25,443
TalkTalk Telecom Group PLC	10,243	48,153
Tate & Lyle PLC	2,622	22,287
Telecity Group PLC	4,807	82,034
TT Electronics PLC	8,490	19,672
UBM PLC	2,729	22,622
Ultra Electronics Holdings PLC	1,034	28,139
UNITE Group PLC (The)	4,128	40,645
Victrex PLC	953	28,778
Vodafone Group PLC	315,873	1,196,526
Whitbread PLC	722	58,456
William Hill PLC	6,621	41,832
WS Atkins PLC	1,397	34,245
Xaar PLC	3,933	31,849
Xchanging PLC	11,221	17,041

		$13,257,844

Total Common Stocks (identified cost $75,836,283)		$79,289,231

Short-Term Investments — 0.1%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(2)	$63	$62,808

Total Short-Term Investments (identified cost $62,808)		$62,808

Total Investments — 98.9% (identified cost $75,899,091)		$79,352,039

Other Assets, Less Liabilities — 1.1%		$918,347

Net Assets — 100.0%		$80,270,386

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $135.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	33.9%	$27,248,238
British Pound Sterling	16.7	13,393,563
Japanese Yen	15.5	12,487,786
Swiss Franc	7.9	6,298,921
Australian Dollar	7.6	6,097,780
Swedish Krona	4.0	3,214,499
Hong Kong Dollar	3.4	2,698,060
United States Dollar	2.2	1,725,869
Norwegian Krone	2.0	1,603,689
Danish Krone	1.9	1,527,414
Singapore Dollar	1.6	1,278,439
Israeli Shekel	1.2	990,965
New Zealand Dollar	1.0	786,816

Total Investments	98.9%	$79,352,039

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.6%	$10,084,659
Industrials	11.9	9,540,692
Consumer Discretionary	11.8	9,452,943
Consumer Staples	10.3	8,257,053
Materials	10.2	8,215,974
Health Care	9.7	7,811,522
Telecommunication Services	9.5	7,618,355
Information Technology	9.2	7,397,255
Utilities	7.6	6,113,814
Energy	6.0	4,796,964
Short-Term Investments	0.1	62,808

Total Investments	98.9%	$79,352,039

The Portfolio did not have any open financial instruments at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$76,252,348

Gross unrealized appreciation	$10,878,750
Gross unrealized depreciation	(7,779,059)

Net unrealized appreciation	$3,099,691

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$211,944	$23,696,949		$—	$23,908,893
Developed Europe	688,689	53,191,540		—	53,880,229
Developed Middle East	509,144	990,965		—	1,500,109
Total Common Stocks	$1,409,777	$77,879,454	*	$—	$79,289,231
Short-Term Investments	$—	$62,808		$—	$62,808
Total Investments	$1,409,777	$77,942,262		$—	$79,352,039

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015